Financing Arrangements - Short-term debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2011	May 31, 2010
Line Of Credit Facility [Line Items]
Total short-term debt	$ 23.6	$ 83.1
Stated interest rates as of the balance sheet date:
Line of Credit Facility, Covenant Terms	The Mosaic Credit Facility requires Mosaic to maintain certain financial ratios, including a maximum ratio of Total Debt to EBITDA (as defined) of 3.0 to 1.0 as well as a minimum Interest Coverage Ratio (as defined) of not less than 3.5 to 1.0.
Additional letters of credit outstanding	2.0
Mosaic Line Of Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line Of Credit, Facility Initiation Date	4/26/2011
Line Of Credit, Facility Expiration Date	4/26/2016
Letters of Credit, amount outstanding	21.8
The Mosaic Credit Facility is available for revolving credit loans of up to $750 million	750
The Mosaic Credit Facility amount available for revolving loans or swing line loans	728.0
The Mosaic Credit Facility amount available for revolving loans or swingline loans utilized by letters of credit	22.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.225%
Line of Credit Facility, Commitment Fee Amount	2.3
A failure to pay principal or interest under any one item of other indebtedness in excess of $50 million, or breach or default under such indebtedness that permits the holders thereof to accelerate the maturity thereof, will result in a cross-default in the Mosaic Credit Line	50
A failure to pay principal or interest for multiple items of other indebtedness in excess of $75 million, or breach or default under such indebtedness that permits the holders thereof to accelerate the maturity thereof, will result in a cross-default in the Mosaic Credit Line	75
Total short-term debt	0
Prior Line Of Credit Facility [Member]
Line Of Credit Facility [Line Items]
Line Of Credit, Facility Initiation Date	7/29/2009
Line Of Credit, Facility Expiration Date	4/26/2011
The Mosaic Credit Facility is available for revolving credit loans of up to $750 million	500
The Mosaic Credit Facility amount available for revolving loans or swing line loans		474.9
The Mosaic Credit Facility amount available for revolving loans or swingline loans utilized by letters of credit		25.1
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Line of Credit Facility, Commitment Fee Amount		2.3
Lines of credit - International and other short-term borrowings [Member]
Line Of Credit Facility [Line Items]
Line Of Credit, Facility Expiration Date	Various
Total short-term debt	$ 23.6
Stated interest rates as of the balance sheet date:
Stated interest rates - lowest rate	0.0141
Stated interest rates - highest rate	0.0600